Accumulated Other Comprehensive Income (Loss) [Text Block]	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]
20.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities(1):
Balance at beginning of fiscal year	¥1,995,314	¥2,032,807	¥2,270,346
Net change during the fiscal year	31,984	244,249	60,616
Effect of adopting new guidance by a foreign affiliated company	—	118	—
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 26)	5,509	—	—
Effect of adopting new guidance on reclassification on certain tax effects	—	(6,828)	—
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities (Note 1)	—	—	(2,700,331)

Balance at end of fiscal year	¥2,032,807	¥2,270,346	¥(369,369)

Net debt valuation adjustments:
Balance at beginning of fiscal year	¥(2,080)	¥(10,632)	¥(16,488)
Net change during the fiscal year	(8,552)	(2,178)	9,729
Effect of adopting new guidance on reclassification on certain tax effects	—	(3,678)	—
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities (Note 1)	—	—	(1,911)

Balance at end of fiscal year	¥(10,632)	¥(16,488)	¥(8,670)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥4,516	¥(8,729)	¥(19,250)
Net change during the fiscal year	(13,245)	(7,025)	(4,890)
Effect of adopting new guidance on reclassification on certain tax effects	—	(3,496)	—

Balance at end of fiscal year	¥(8,729)	¥(19,250)	¥(24,140)

Defined benefit plans:
Balance at beginning of fiscal year	¥(317,422)	¥(214,062)	¥(119,593)
Net change during the fiscal year	103,360	109,012	(88,680)
Effect of adopting new guidance on reclassification on certain tax effects	—	(14,543)	—

Balance at end of fiscal year	¥(214,062)	¥(119,593)	¥(208,273)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥620,931	¥482,039	¥362,300
Net change during the fiscal year	(137,256)	(119,213)	(36,117)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 26)	(1,636)	—	—
Effect of adopting new guidance on reclassification on certain tax effects	—	(526)	—

Balance at end of fiscal year	¥482,039	¥362,300	¥326,183

Balance at end of fiscal year	¥2,281,423	¥2,477,315	¥(284,269)

Note:

(1)	Included unrealized gains (losses) related to only debt securities for the fiscal year ended March 31, 2019.

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017			2018			2019
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains on investment securities(1)	¥307,476	¥(107,082)	¥200,394	¥631,154	¥(204,916)	¥426,238	¥132,723	¥(24,690)	¥108,033
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(274,278)	86,845	(187,433)	(280,258)	84,328	(195,930)	(28,953)	9,100	(19,853)

Net change	33,198	(20,237)	12,961	350,896	(120,588)	230,308	103,770	(15,590)	88,180
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(19,023)			(13,941)			27,564

Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group			31,984			244,249			60,616

Net debt valuation adjustments:
Net debt valuation adjustments	(12,693)	3,994	(8,699)	(3,555)	1,088	(2,467)	13,006	(3,982)	9,024
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	215	(68)	147	417	(128)	289	1,016	(311)	705

Net change	(12,478)	3,926	(8,552)	(3,138)	960	(2,178)	14,022	(4,293)	9,729
Net debt valuation adjustments attributable to noncontrolling interests			—			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			(8,552)			(2,178)			9,729

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized losses on derivatives qualifying for cash flow hedges	(4,321)	2,041	(2,280)	(3,430)	1,571	(1,859)	(10,397)	2,825	(7,572)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(18,367)	7,402	(10,965)	(8,016)	2,850	(5,166)	3,662	(980)	2,682

Net change	(22,688)	9,443	(13,245)	(11,446)	4,421	(7,025)	(6,735)	1,845	(4,890)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—			—

Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(13,245)			(7,025)			(4,890)

Defined benefit plans:
Defined benefit plans	131,971	(41,852)	90,119	154,708	(48,537)	106,171	(126,001)	37,655	(88,346)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	20,105	(6,652)	13,453	5,904	(2,237)	3,667	(1,168)	574	(594)

Net change	152,076	(48,504)	103,572	160,612	(50,774)	109,838	(127,169)	38,229	(88,940)
Defined benefit plans attributable to noncontrolling interests			212			826			(260)

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			103,360			109,012			(88,680)

Foreign currency translation adjustments:
Foreign currency translation adjustments	(148,460)	2,424	(146,036)	(137,811)	32,767	(105,044)	(18,062)	(17,932)	(35,994)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	3,293	(467)	2,826	(1,494)	1,760	266	(9,002)	2,784	(6,218)

Net change	(145,167)	1,957	(143,210)	(139,305)	34,527	(104,778)	(27,064)	(15,148)	(42,212)
Foreign currency translation adjustments attributable to noncontrolling interests			(5,954)			14,435			(6,095)

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(137,256)			(119,213)			(36,117)

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥(23,709)			¥224,845			¥(59,342)

Note:

(1)	Included unrealized gains (losses) related to only debt securities for the fiscal year ended March 31, 2019.

The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying consolidated statements of income for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale debt securities(1)	¥(307,041)	¥(287,279)	¥(29,182)	Investment securities gains (losses)—net
Impairment losses on investment securities	32,744	6,759	596	Investment securities gains (losses)—net
Other	19	262	(367)

	(274,278)	(280,258)	(28,953)	Total before tax
	86,845	84,328	9,100	Income tax expense

	¥(187,433)	¥(195,930)	¥(19,853)	Net of tax

Net debt valuation adjustments	¥215	¥417	¥1,016	Equity in earnings of equity method investees—net

	215	417	1,016	Total before tax
	(68)	(128)	(311)	Income tax expense

	¥147	¥289	¥705	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(18,332)	¥(7,782)	¥3,739	Interest income on Loans, including fees
Other	(35)	(234)	(77)

	(18,367)	(8,016)	3,662	Total before tax
	7,402	2,850	(980)	Income tax expense

	¥(10,965)	¥(5,166)	¥2,682	Net of tax

Defined benefit plans
Net actuarial loss(2)	¥31,837	¥17,280	¥11,431	Other non-interest expenses
Prior service cost(2)	(9,927)	(6,959)	(6,269)	Other non-interest expenses
Gain on settlements and curtailment, and other(2)	(1,805)	(4,417)	(6,330)	Other non-interest expenses

	20,105	5,904	(1,168)	Total before tax
	(6,652)	(2,237)	574	Income tax expense

	¥13,453	¥3,667	¥(594)	Net of tax

	2017	2018	2019
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Foreign currency translation adjustments	¥(39)	¥(5,743)	¥(9,004)	Other non-interest income
	3,332	4,249	2	Other non-interest expenses

	3,293	(1,494)	(9,002)	Total before tax
	(467)	1,760	2,784	Income tax expense

	¥2,826	¥266	¥(6,218)	Net of tax

Total reclassifications for the period	¥(269,032)	¥(283,447)	¥(34,445)	Total before tax
	87,060	86,573	11,167	Income tax expense

	¥(181,972)	¥(196,874)	¥(23,278)	Net of tax

Notes:

(1)	Included unrealized gains (losses) related to only debt securities for the fiscal year ended March 31, 2019 while included unrealized gains (losses) related to both debt and equity securities for the fiscal years ended March 31, 2017 and 2018.
(2)	These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.